UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               ---------------

 Check here if Amendment ; Amendment Number:

   This Amendment (Check only one.):  [ ]  is a restatement.
                                      [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name:    TCG Holdings, L.L.C.
         ------------------------------
 Address: c/o The Carlyle Group
         ------------------------------
          1001 Pennsylvania Avenue, NW
         ------------------------------
          Suite 220 S.
         ------------------------------
          Washington, DC  20004-2505
         ------------------------------

 Form 13F File Number:  28- 12410
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Daniel A. D'Aniello
       ---------------------
 Title: Managing Director
       ---------------------
 Phone: 202-729-5626
       ---------------------

Signature, Place, and Date of Signing:

  /s/ Daniel A. D'Aniello         Washington, DC          August 8, 2007
---------------------------    ----------------------    ------------------
      Signature                    City, State                 Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:      1
                                        -------------

 Form 13F Information Table Entry Total: 11
                                        -------------

 Form 13F Information Table Value Total: $49,174
                                        -------------
                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.  Form 13F File Number Name

1     28-      12429      Carlyle Investment Management L.L.C.
--------------------      ---------------------------------------------

                           FORM 13-F INFORMATION TABLE

COLUMN 1                     COLUMN 2       COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
---------                    --------       --------   --------     ----------------------  ----------  -------- -------------------
                                                        VALUE       SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS CUSIP      (x$1000)     PRN AMT     PRN   CALL  DISCRETION MANAGERS  SOLE SHARED   NONE
--------------               -------------- -----      --------     -------     ---   ----  ----------  -------  ---- ------   ----
Pioneer Cos Inc              Com New        723643300  $4,911       149,200     SH     --   Shared-       1           149,200
                                                                                            Defined
Time Warner Inc              Com            887317105  $2,314       110,000     SH     --   Shared-       1           110,000
                                                                                            Defined

Varsity Group Inc            Com            922281100  $1,102       1,252,630   SH     --   Shared-       1           1,252,630
                                                                                            Defined

Blackboard Inc               Com            091935502  $27,928      663,059     SH     --   Shared-       1           663,059
                                                                                            Defined

Acme Communication Inc       Com            004631107  $100         20,000      SH     --   Shared-       1           20,000
                                                                                            Defined

Graphic Packaging Corp Del   Com            388688103  $1,434       296,300     SH     --   Shared-       1           296,300
                                                                                            Defined

Nexstar Broadcasting Group I CL A           65336K103  $526         40,000      SH     --   Shared-       1           40,000
                                                                                            Defined

Owens Corning New            Com            690742101  $3,363       100,000     SH     --   Shared-       1           100,000
                                                                                            Defined

Horizon Offshore Inc         Com New        44043J204  $1,692       100,000     SH     --   Shared-       1           100,000
                                                                                            Defined

3M Co                        Com            88579Y101  $3,472       40,000      SH     --   Shared-       1           40,000
                                                                                            Defined
------------------------------------------------------------------------------------------------------------------------------------

 CBS Corp New                CL B           124857202  $2,332       70,000      SH      --  Shared-       1           70,000
                                                                                            Defined
------------------------------------------------------------------------------------------------------------------------------------